Segment and Geographical Information - Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,578,173	$ 1,073,229
Geographic Concentration Risk | Sales Revenue, Net
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,578,173	$ 1,073,229
Revenues (as a percent)	100.00%	100.00%
Geographic Concentration Risk | Sales Revenue, Net | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 96,168	$ 70,774
Revenues (as a percent)	6.10%	6.60%
Geographic Concentration Risk | Sales Revenue, Net | United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,079,520	$ 755,454
Revenues (as a percent)	68.40%	70.40%
Geographic Concentration Risk | Sales Revenue, Net | United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 103,498	$ 69,596
Revenues (as a percent)	6.60%	6.50%
Geographic Concentration Risk | Sales Revenue, Net | Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 68,571	$ 47,937
Revenues (as a percent)	4.30%	4.50%
Geographic Concentration Risk | Sales Revenue, Net | Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 230,416	$ 129,468
Revenues (as a percent)	14.60%	12.00%